ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage of legal ownership by Renren Inc

As of December 31, 2019, Renren Inc.’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities
Subsidiaries:
Chime Technologies, Inc.	September 7, 2012	USA	100%	SaaS business
Trucker Path Inc.	December 28, 2017	USA	100%	Internet business
Lucrativ Inc.	January 22, 2018	USA	100%	SaaS business
Lofty US, Inc.	December 21, 2019	USA	100%	SaaS business
Renren Giantly Philippines Inc.	March, 2018	Philippines	100%	SaaS business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. ("Qianxiang Shiji")	March 21, 2005	PRC	100%	Investment holding
Shanghai Renren Automobile Technology Co., Ltd	August 18, 2017	PRC	69%	Investment holding

	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities
Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. ("Qianxiang Tiancheng")	October 28, 2002	PRC	N/A	Internet business
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. ("Shanghai Changda")	October 25, 2010	PRC	N/A	Automobile business
Shanghai Jieying Automobile Sales Co., Ltd. ("Shanghai Jieying")	Feburay 27, 2017	PRC	N/A	Automobile business

Subsidiaries of Variable Interest Entities:
Beijing Qianxiang Wangjing Technology Development Co., Ltd. ("Qianxiang Wangjing")	November 11, 2008	PRC	N/A	Internet business
Beijing Kirin Wings Technology Development Co., Ltd.	January 16, 2013	PRC	N/A	Internet business
Jieying Baolufeng Automobile Sales (Shenyang) Co., Ltd.	June 14, 2017	PRC	N/A	Automobile business
Chongqing Jieying Shangyue Automobile Sales Co., Ltd.	July 3, 2017	PRC	N/A	Automobile business
Jiangsu Jieying Ruineng Automobile Sales Co., Ltd.	May 16, 2017	PRC	N/A	Automobile business
Dalian Yiche Jieying Automobile Sales Co., Ltd.	June 27, 2017	PRC	N/A	Automobile business
Henan Jieying Hengxin Automobile Sales Co., Ltd.	June 29, 2017	PRC	N/A	Automobile business
Shanxi Jieying Weilan Automobile Sales and Service Co., Ltd.	March 13, 2018	PRC	N/A	Automobile business
Shandong Jieying Huaqi Automobile Service Co., Ltd.	July 20, 2017	PRC	N/A	Automobile business
Neimenggu Jieying Kaihang Automobile Sales Co., Ltd.	July 14, 2017	PRC	N/A	Automobile business
Hangzhou Jieying Yifeng Automobile Sales Co., Ltd.	August 1, 2017	PRC	N/A	Automobile business
Jilin Jieying Taocheguan Automobile Sales Co., Ltd.	October 31, 2017	PRC	N/A	Automobile business
Suzhou Jieying Chemaishi Automobile Sales Co., Ltd.	October 27, 2017	PRC	N/A	Automobile business
Cangzhou Jieying Bole Automobile Sales Co., Ltd.	August 10, 2017	PRC	N/A	Automobile business
Shanghai Jieying Diyi Automobile Sales Co., Ltd.	October 19, 2017	PRC	N/A	Automobile business
Ningxia Jieying Xianzhi Automobile Sales Co., Ltd.	July 26, 2017	PRC	N/A	Automobile business
Wuhan Jieying Chimei Automobile Sales Co., Ltd.	November 20, 2017	PRC	N/A	Automobile business

Schedule of consolidated financial information

	As of December 31,
	2018	2019

Cash and cash equivalents	$9,363	$1,344
Short-term investment	—	1,436
Accounts receivable, net	2,215	421
Inventory	57,859	20,598
Prepaid expenses and other current assets	46,247	28,620
Amounts due from related parties	20,008	688

Total current assets	135,692	53,107

Property and equipment, net	489	329
Long-term investments	1,900	1,799
Goodwill	64,364	—
Amount due from a related party - non-current	40,000	40,000
Restricted cash – non-current	363	358
Right-of-use assets	—	2,813
Other non-current assets	747	660

Total non-current assets	107,863	45,959

Total assets	$243,555	$99,066

Accounts payable	$6,849	$4,448
Short-term debt (including short-term debt of the consolidated VIEs with recourse to Renren Inc. of $7,900 as of December 31, 2019)	29,816	18,077
Accrued expenses and other current liabilities	19,135	22,859
Operating lease liabilities - current	—	1,441
Payable to investors	15	14
Amounts due to related parties	28	774
Deferred revenue	3,099	15
Contingent consideration	11,929	—
Income tax payable	10,920	9,116

Total current liabilities	81,791	56,744

Long-term contingent consideration	88,098	—
Operating lease liabilities - non-current	—	810
Total non-current liabilities	88,098	810

Total liabilities	$169,889	$57,554

	Years ended December 31,
	2017	2018	2019

Revenues	$153,759	$486,388	$339,210
Loss from continuing operations	$(19,250)	$(82,304)	$(74,104)
Loss from discontinued operations	$(22,995)	$(5,220)	$—

	Years ended December 31,
	2017	2018	2019

Net cash used in operating activities	$(146,911)	$(14,403)	$(5,118)
Net cash provided by (used in) investing activities	$22,943	$(11,441)	$8,667
Net cash provided by (used in) financing activities	$37,208	$27,018	$(11,545)